Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance	$ 3,047		$ 10,958
Initial recognition of financial liability			2,134	$ 25,245
Initial recognition of unrecognized day 1 loss				(10,692)
Conversion to equity of or other financial liability			(4,778)	(5,562)
Repayment of convertible debentures			(680)	(470)
Payment of contingent consideration		$ (915)	(1,600)
Recognition of day 1 loss within profit or loss		328	329	6,749
Changes in fair value recognized within profit or loss		(1,972)	(3,316)	(4,312)
Balance		488	3,047	10,958
Contingent consideration [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance	1,599		2,170
Initial recognition of financial liability			684	2,008
Payment of contingent consideration		(915)	(1,600)
Changes in fair value recognized within profit or loss		(684)	345	162
Balance			1,599	2,170
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance	$ 1,448		1,637
Initial recognition of financial liability			1,450	9,980
Initial recognition of unrecognized day 1 loss				(4,856)
Conversion to equity of or other financial liability				(1,061)
Recognition of day 1 loss within profit or loss		328	329	2,551
Changes in fair value recognized within profit or loss		(1,288)	(1,968)	(4,977)
Balance		$ 488	1,448	1,637
Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance			7,151
Initial recognition of financial liability				13,257
Initial recognition of unrecognized day 1 loss				(5,836)
Conversion to equity of or other financial liability			(4,778)	(4,501)
Repayment of convertible debentures			(680)	(470)
Recognition of day 1 loss within profit or loss				4,198
Changes in fair value recognized within profit or loss			$ (1,693)	503
Balance				$ 7,151